                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mason Capital Management, LLC
Address:  110 East 59th Street, 30th Floor
          New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Grizzetti
Title:    Chief Financial Officer
Phone:    (212) 771-1232

Signature, Place, and Date of Signing:

             /s/ John Grizzetti             New York, New York      May 13, 2005
       -------------------------------      ------------------      ------------
/s/ by John Grizzetti     with Express         [City, State]           [Date]
       --------------
       Permission

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


----------
* Reports Holdings for which confidential treatment is required.

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                         -----------

Form 13F Information Table Entry Total:       46
                                         -----------

Form 13F Information Table Value Total:    $383,861
                                         -------------
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

      COLUMN 1          COLUMN 2    COLUMN 3    COLUMN 4          COLUMN 5              COLUMN 6     COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                        TITLE OF                 VALUE      SHRS OR             PUT/   INVESTMENT    [OTHER       VOTING AUTHORITY
   NAME OF ISSUER         CLASS       CUSIP     (X$1000)    PRN AMT    SH/PRN   CALL   DISCRETION   MANAGERS]   SOLE    SHARED  NONE
---------------------   --------   ----------   --------   ---------   ------   ----   ----------   ---------  -------  ------  ----
ALPHA NATURAL            COMMON
RESOURCES LLC             STOCK     02076X102   7,598        265,000                      SOLE                    X

                         COMMON
ALTRIA GROUP INC          STOCK     02209S103   19,225       294,000                      SOLE                    X

ASCENTIAL SOFTWARE       COMMON
CORPORATION               STOCK     04362P207   33,539     1,810,000                      SOLE                    X

                         COMMON
ASHLAND INC               STOCK     044204105   25,586       379,224                      SOLE                    X

                         COMMON
ASK JEEVES INC            STOCK     045174109   29,063     1,035,000                      SOLE                    X

BEVERLY ENTERPRISES      COMMON
INC                       STOCK     087851309   23,646     1,910,000                      SOLE                    X

                         COMMON
BJ SERVICES CO.           STOCK     055482103   908           17,500                      SOLE                    X

BLOCKBUSTER INC          COMMON
CLASS A                   STOCK     093679108   6,181        700,000                      SOLE                    X

                         COMMON
BLUE NILE, INC.           STOCK     09578R103   379           13,720                      SOLE                    X

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
BURLINGTON RESOURCES     COMMON
INC.                      STOCK     122014103   1,006         20,090                      SOLE                    X

                         COMMON
CONOCOPHILLIPS            STOCK     20825C104   1,229         11,395                      SOLE                    X

                         COMMON
CONSOL ENERGY INC.        STOCK     20854P109   1,439         30,600                      SOLE                    X

                         COMMON
CRYSTALLEX INTL CORP      STOCK     22942F101   2,179        620,665                      SOLE                    X

                         COMMON
DIMON INC.                STOCK     254394109   2,334        373,400                      SOLE                    X

                         COMMON
GAP INC                   STOCK     364760108   240           11,000                      SOLE                    X

                         COMMON
GENERAL MARITIME CORP     STOCK     Y2692M103   13,563       280,000                      SOLE                    X

                         COMMON
GOLAR LNG LTD             STOCK     G9456A100   11,755       921,970                      SOLE                    X

                         COMMON
GOLDEN ENTERPRISES        STOCK     381010107   1,227        333,082                      SOLE                    X

                         COMMON
HALLIBURTON COMPANY       STOCK     406216101   1,266         29,270                      SOLE                    X

                         COMMON
HAWAIIAN HOLDINGS INC     STOCK     419879101   4,991        763,200                      SOLE                    X

IDT CORPORATION          COMMON
CLASS B                   STOCK     448947309   16,405     1,109,169                      SOLE                    X

JETBLUE AIRWAYS          COMMON
CORPORATION               STOCK     477143101   110            5,800                      SOLE                    X

                         COMMON
KAMAN CORP CLASS A        STOCK     483548103   1,413        113,500                      SOLE                    X

KEY ENERGY SERVICES      COMMON
INC                       STOCK     492914106   23,582     2,055,966                      SOLE                    X

LIBERTY MEDIA CORP       COMMON
NEW SERIES A              STOCK     530718105   15,555     1,500,000                      SOLE                    X

                         COMMON
MASSEY ENERGY CORP        STOCK     576206106   1,405         35,100                      SOLE                    X

                         COMMON
MCDERMOTT INTL            STOCK     580037109   8,909        470,641                      SOLE                    X

                         COMMON
MYKROLIS CORP             STOCK     62852P103   8,752        612,000                      SOLE                    X

NATIONAL OILWELL         COMMON
VARCO INC                 STOCK     637071101   1,039         22,250                      SOLE                    X

NEWS CORPORATION,        COMMON
INC. CLASS A              STOCK     65248E104   119            7,038                      SOLE                    X

                         COMMON
OCCULOGIX, INC.           STOCK     67461T107   14,735     1,750,000                      SOLE                    X

PIONEER NATURAL          COMMON
RESOURCES CO.             STOCK     723787107   993           23,244                      SOLE                    X

                         COMMON
POGO PRODUCING CO.        STOCK     730448107   9,848        200,000                      SOLE                    X

                         COMMON
PREMCOR INC.              STOCK     74045Q104   1,208         20,239                      SOLE                    X

PRICE COMMUNICATIONS     COMMON
CORP.                     STOCK     741437305   1,838        105,000                      SOLE                    X

STANDARD COMMERCIAL      COMMON
CORP.                     STOCK     853258101   316           17,000                      SOLE                    X

TEEKAY SHIPPING          COMMON
CORPORATION               STOCK     Y8564W103   1,335         29,700                      SOLE                    X

                         COMMON
TEMPLE INLAND INC.        STOCK     879868107   12,434       171,392                      SOLE                    X

                         COMMON
TIME WARNER INC.          STOCK     887317105   123            7,000                      SOLE                    X

                         COMMON
TLC VISION CORP.          STOCK     872549100   28,410     3,000,000                      SOLE                    X

                         COMMON
TRANSOCEAN INC.           STOCK     G90078109   18,779       364,916                      SOLE                    X

UNITED AMERICA           COMMON
INDEMNITY LTD CLASS A     STOCK     90933T109   243           12,874                      SOLE                    X

                         COMMON
USA MOBILITY INC.         STOCK     90341G103   12,059       372,200                      SOLE                    X

                         COMMON
W.R. GRACE & CO.          STOCK     38388F108   9,585      1,125,000                      SOLE                    X

                         COMMON
XTO ENERGY CORP.          STOCK     98385X106   736           22,409                      SOLE                    X

CALL TIME
WARNER INC. @20 EXP
01/20/2007               OPTION     8873189AD   6,577         39,860            CALL      SOLE                                    X